Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 41,883	¥ 38,596
Investments in subsidiaries and affiliates	7,364	7,458
Valuation of financial instruments	136,834	123,841
Accrued pension and severance costs	11,837	17,308
Other accrued expenses and provisions	83,418	74,043
Operating losses	477,358	414,084
Lease liabilities	48,951	48,329
Other	20,811	19,645
Gross deferred tax assets	828,456	743,304
Less-Valuation allowances	(595,668)	(515,068)	¥ (466,145)	¥ (428,014)
Total deferred tax assets	232,788	228,236
Deferred tax liabilities
Investments in subsidiaries and affiliates	109,611	100,335
Valuation of financial instruments	111,175	118,314
Undistributed earnings of foreign subsidiaries	2,257	2,936
Valuation of fixed assets	22,945	22,540
Right-of-use assets	43,443	47,775
Other	4,404	7,524
Total deferred tax liabilities	293,835	299,424
Net deferred tax assets (liabilities)	¥ (61,047)	¥ (71,188)